Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 04, 2019
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 04, 2019
Document Effective Date	Oct. 04, 2019
Prospectus Date	Feb. 28, 2019
MainStay Indexed Bond Fund | Class R6
Prospectus:
Trading Symbol	MIXDX
MainStay Indexed Bond Fund | Class A
Prospectus:
Trading Symbol	MIXAX
MainStay Indexed Bond Fund | Investor Class
Prospectus:
Trading Symbol	MIXNX
MainStay Indexed Bond Fund | Class I
Prospectus:
Trading Symbol	MIXIX